SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Text block [abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS
The

Company entered into a USD/CAD forward contract to hedge
th
e foreign currency risk associated with certain US dollar interest payments on the convertible debentures. The forward contract has a notional amount of approximately $
82
 million (US$
60
million).
On February 28, 2025, IsoEnergy completed a non-brokered private placement of
2.5
 million common shares at a price of $
2.50
per share with the Company, for aggregate gross proceeds of $
6.25
million. The private placement occurred concurrently with a separate bought-deal financing, and retained NexGen’s pro rata interest in IsoEnergy of approximately
31.8
%.